                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Kingdon Capital Management, L.L.C.
Address: 152 West 57th Street
         New York, New York  10019


Form 13F File Number: 028-04575

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter J. Cobos
Title:   Chief Financial Officer
Phone:   (212) 333-0100

Signature, Place, and Date of Signing:

    /s/ Peter J. Cobos       New York, New York    November 12, 1999
    _______________________  _____________________ _________________
         [Signature]            [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     153

Form 13F Information Table Value Total:     $1,190,117,112



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-3498                  Mark Kingdon

                                                KINGDON CAPITAL MANAGEMENT, LLC.
                                                            FORM 13F
                                                       SEPTEMBER 30, 1999
 COLUMN 1              COLUMN 2     COLUMN 3      COLUMN 4            COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
                                                                                                              VOTING AUTHORITY
                       TITLE                                  SHRS OR     SH/   PUT/  INVESTMENT   OTHER
NAME OF ISSUER         OF CLASS     CUSIP         VALUE       PRN AMT     PRN   CALL  DISCRETION   MANAGERS SOLE    SHARED   NONE
-------------------    ----------   -----        -------      -------     ---   ----  ----------   -------- ----    ------   ----
Abitibi Price Inc.     Common Stock  00392410    1,206,250.00     100,00  x           Shared-Other 1        x
Ace Ltd.               Common Stock  G0070K10      423,437.00     25,000  x           Shared-Other 1        x
ADC Telecomm.          Common Stock  00088610      461,312.00     11,000  x           Shared-Other 1        x
American Eagle
  Outfitters           Common Stock  02553E10   10,190,400.00    211,200  x           Shared-Other 1        x
Agco Corp.             Common Stock  00108410    1,820,000.00    140,000  x           Shared-Other 1        x
Alyn Corp.             Common Stock  02261110    8,493,069.00  3,235,455  x           Shared-Other 1        x
AMR Corp.              Common Stock  00176510    9,265,000.00    170,000  x           Shared-Other 1        x
Amazon.com Inc.        Common Stock  02313510   23,981,250.00    300,000  x           Shared-Other 1        x
Abercrombie & Fitch    Common Stock  00289620    3,406,250.00    100,000  x           Shared-Other 1        x
Ann Taylor             Common Stock  03611510    3,065,625.00     75,000  x           Shared-Other 1        x
America Online Inc.    Common Stock  02364J10   15,609,375.00    150,000  x           Shared-Other 1        x
AppNet Sys. Inc.       Common Stock  03831Q10    1,019,150.00     37,400  x           Shared-Other 1        x
Atlantic Richfield     Common Stock  04882510   37,665,625.00    425,000  x           Shared-Other 1        x
Amsouth Bancorp.       Common Stock  03216510    5,859,375.00    250,000  x           Shared-Other 1        x
Avant  Corp.           Common Stock  05348710    2,543,625.00    142,800  x           Shared-Other 1        x
Boeing Company         Common Stock  09702310    8,525,000.00    200,000  x           Shared-Other 1        x
Bankamerica Corp.      Common Stock  06050510   11,137,500.00    200,000  x           Shared-Other 1        x
Baxter Int'l.          Common Stock  07181310    6,025,000.00    100,000  x           Shared-Other 1        x
Bed Bath & Beyond      Common Stock  07589610    7,000,000.00    200,000  x           Shared-Other 1        x
Blockbuster Inc.       Common Stock  09367910    7,796,625.00    611,500  x           Shared-Other 1        x
Bell Atlantic Corp.    Common Stock  07785310   13,462,500.00    200,000  x           Shared-Other 1        x
Bally Total Fitness    Common Stock  05873K10   36,033,187.00  1,179,000  x           Shared-Other 1        x
Baker Hughes           Common Stock  05722410    1,450,000.00     50,000  x           Shared-Other 1        x
Barnes and Noble       Common Stock  06777410    6,500,000.00    250,000  x           Shared-Other 1        x
RMBS Oct 90 Puts       Puts          75091795    1,168,750.00        500        x     Shared-Other 1        x
Aracruz Celulose ADR   Common Stock  03849620    7,306,250.00    350,000  x           Shared-Other 1        x
Telecom Brasilerias
  ADR                  Common Stock  87928730   11,137,500.00    150,000  x           Shared-Other 1        x
Cemig ADR              Common Stock  20440960    3,744,835.00    250,000  x           Shared-Other 1        x
NOVA Chemicals Corp    Common Stock  66977W10   16,282,623.00    757,000  x           Shared-Other 1        x
Suncor Energy          Common Stock  86722910    7,635,670.00    200,000  x           Shared-Other 1        x
Talisman Energy        Common Stock  87425E10   11,223,412.00    375,000  x           Shared-Other 1        x
Continental Airlines   Common Stock  21079530    3,438,750.00    105,000  x           Shared-Other 1        x
Cooper Cameron Corp.   Common Stock  21664010    7,550,000.00    200,000  x           Shared-Other 1        x
Comdisco Inc.          Common Stock  20033610    8,082,281.00    418,500  x           Shared-Other 1        x
Concord EFS Inc        Common Stock  20619710    2,062,500.00    100,000  x           Shared-Other 1        x
Century Aluminum       Common Stock  15643110    4,199,437.00    404,765  x           Shared-Other 1        x
Corporate Express      Common Stock  21988810    9,375,000.00  1,000,000  x           Shared-Other 1        x
Chase Manhattan        Common Stock  16161A10    9,572,625.00    127,000  x           Shared-Other 1        x


                                4




CK Witco Corp.         Common Stock  12562C10   10,314,689.00    693,424  x           Shared-Other 1        x
Columbia Health        Common Stock  19767710    4,237,500.00    200,000  x           Shared-Other 1        x
Cox Comm.              Common Stock  22404410   14,696,000.00    352,000  x           Shared-Other 1        x
Calpine Corp           Common Stock  13134710   12,146,925.00    142,800  x           Shared-Other 1        x
Conceptus Corp.        Common Stock  20601610      600,600.00    400,400  x           Shared-Other 1        x
Compusa Inc.           Common Stock  20493210    6,300,600.00  1,050,100  x           Shared-Other 1        x
CPWR Nov 30 Puts       Puts          20563895      256,250.00        500        x     Shared-Other 1        x
CPWR Nov 35 Puts       Puts          20563895      462,500.00        500        x     Shared-Other 1        x
Cypress Semi.          Common Stock  23280610    3,225,000.00    150,000  x           Shared-Other 1        x
CyberSource Corp       Common Stock  23251J10    2,282,175.00     41,400  x           Shared-Other 1        x
Cytec Industries       Common Stock  23282010    9,106,250.00    387,500  x           Shared-Other 1        x
DoubleClick Inc.       Common Stock  25860930   20,901,553.00    175,459  x           Shared-Other 1        x
DuPont                 Common Stock  26353410    3,025,000.00     50,000  x           Shared-Other 1        x
Dayton Hudson          Common Stock  23975310   12,012,500.00    200,000  x           Shared-Other 1        x
DLJDirect              Common Stock  25766150    2,287,500.00    150,000  x           Shared-Other 1        x
Dime Bancorp. Inc.     Common Stock  25429Q10    3,851,750.00    220,100  x           Shared-Other 1        x
Digital Microwave
  Corp.                Common Stock  25385910    7,031,250.00    450,000  x           Shared-Other 1        x
Dendrite Int'l. Inc.   Common Stock  24823910    3,543,750.00     75,000  x           Shared-Other 1        x
Dura Pharm. Inc.       Common Stock  26632S10      350,000.00     25,000  x           Shared-Other 1        x
Devon Energy Corp.     Common Stock  25179M10    8,287,510.00    200,000  x           Shared-Other 1        x
El Paso Electric       Common Stock  28367785    6,371,100.00    707,900  x           Shared-Other 1        x
E Trade Group          Common Stock  26924610    3,525,000.00    150,000  x           Shared-Other 1        x
Calloway Golf          Common Stock  13119310    6,093,750.00    500,000  x           Shared-Other 1        x
Engage Tech.           Common Stock  29282710    7,537,500.00    200,000  x           Shared-Other 1        x
Enron Oil & Gas        Common Stock  26875P10    9,562,500.00    450,000  x           Shared-Other 1        x
IXNet Inc.             Common Stock  46601C10    7,531,250.00    500,000  x           Shared-Other 1        x
Ford Motor Co.         Common Stock  34537010    7,537,500.00    150,000  x           Shared-Other 1        x
Fairchild Semi.        Common Stock  30372610   11,827,500.00    498,000  x           Shared-Other 1        x
Fleet Financial        Common Stock  33901A10    7,874,375.00    215,000  x           Shared-Other 1        x
Sprint Corp.           Common Stock  85206110   10,850,000.00    200,000  x           Shared-Other 1        x
FreeShop.com           Common Stock  35687310    2,760,000.00    240,000  x           Shared-Other 1        x
Gilead Sciences Inc.   Common Stock  37555810    3,206,250.00     50,000  x           Shared-Other 1        x
Global Pharm.          Common Stock  37892210    8,705,887.00  1,882,354  x           Shared-Other 1        x
Gap Stores             Common Stock  36476010    6,400,000.00    200,000  x           Shared-Other 1        x
Goldman Sachs          Common Stock  38141G10   30,468,750.00    500,000  x           Shared-Other 1        x
GST Telecomm.          Common Stock  36194210    3,675,000.00    525,000  x           Shared-Other 1        x
HEICO Corp. Class A    Class A       42280620    3,346,875.00    175,000  x           Shared-Other 1        x
Health Mgmt.           Common Stock  42193310    7,750,000.00  1,000,000  x           Shared-Other 1        x
Health Mgmt. Sys.      Common Stock  42219M10    2,109,375.00    450,000  x           Shared-Other 1        x
Hussmann Int'l.        Common Stock  44811010    7,650,000.00    450,000  x           Shared-Other 1        x
Hershey Foods Corp.    Common Stock  42786610    5,574,719.00    114,500  x           Shared-Other 1        x
ICG Comm.              Common Stock  44924610    6,200,000.00    400,000  x           Shared-Other 1        x
IDX Sys. Corp.         Common Stock  44949110    1,098,375.00     60,600  x           Shared-Other 1        x
IXC Comm.              Common Stock  45071310    2,154,825.00     54,900  x           Shared-Other 1        x
Immunex Corp.          Common Stock  45252810    8,675,000.00    200,000  x           Shared-Other 1        x
Icici LTD ADR          Common Stock  44926P10    2,612,500.00    220,000  x           Shared-Other 1        x
Incyte Pharm. Inc.     Common Stock  45337C10    5,076,056.00    220,100  x           Shared-Other 1        x
InSiteVision           Common Stock  45766010    1,326,000.00    624,000  x           Shared-Other 1        x
Jones Apparel Inc.     Common Stock  48007410    8,625,000.00    300,000  x           Shared-Other 1        x
Jones Intercable       Common Stock  48020620   14,034,600.00    259,900  x           Shared-Other 1        x

Kushner-Locke Co.      Common Stock  50133740    2,000,000.00    400,000  x           Shared-Other 1        x
LaBranche & Co. Inc.   Common Stock  50544710    4,475,000.00    400,000  x           Shared-Other 1        x
Lycos Inc.             Common Stock  55081810   22,872,037.00    456,300  x           Shared-Other 1        x
Laser Mortgage         Common Stock  51806D10    6,406,706.00  1,627,100  x           Shared-Other 1        x
Southwest Airlines     Common Stock  84474110    7,593,750.00    500,000  x           Shared-Other 1        x
McLeod Inc.            Common Stock  58226610   12,750,000.00    300,000  x           Shared-Other 1        x
Medtronic              Common Stock  58505510   14,225,000.00    400,000  x           Shared-Other 1        x
Merrill Lynch          Common Stock  59018810   10,106,250.00    150,000  x           Shared-Other 1        x
Mobil                  Common Stock  60705910   45,337,500.00    450,000  x           Shared-Other 1        x
Telefono Mexico ADR    Common Stock  87940378    8,550,000.00    120,000  x           Shared-Other 1        x
Nabors Industries      Common Stock  62956810   10,012,500.00    400,500  x           Shared-Other 1        x
Netegrity              Common Stock  64110P10    4,999,993.00    242,836  x           Shared-Other 1        x
Newbridge Network      Common Stock  65090110   11,988,750.00    460,000  x           Shared-Other 1        x
National Oilwell Inc.  Common Stock  63707110    6,686,775.00    406,800  x           Shared-Other 1        x
Pairgain Tech.         Common Stock  69593410    8,092,425.00    634,700  x           Shared-Other 1        x
Priceline.com Inc.     Common Stock  74150310    1,464,150.00     22,700  x           Shared-Other 1        x
P-Com Inc.             Common Stock  69326210   10,945,119.00  1,570,600  x           Shared-Other 1        x
PE Corp. PE Biosystems Common Stock  69332S10    5,418,750.00     75,000  x           Shared-Other 1        x
Procter & Gamble       Common Stock  74271810   14,062,500.00    150,000  x           Shared-Other 1        x
Progenics Pharm. Inc.  Common Stock  74318710    2,213,750.00    115,000  x           Shared-Other 1        x
Progressive Corp.      Common Stock  74331510    2,042,187.00     25,000  x           Shared-Other 1        x
Phone.com Inc.         Common Stock  71920Q10    3,956,822.00     26,150  x           Shared-Other 1        x
Children's Place
  Retail               Common Stock  16890510    5,325,000.00    200,000  x           Shared-Other 1        x
Parametric Tech.       Common Stock  69917310    2,687,500.00    200,000  x           Shared-Other 1        x
Park Place Ent.        Common Stock  70069010   15,000,000.00  1,200,000  x           Shared-Other 1        x
Psinet                 Common Stock  74437C10    7,383,600.00    205,100  x           Shared-Other 1        x
Physician Sales        Common Stock  69366A10   10,805,953.00  1,213,300  x           Shared-Other 1        x
Powertel Inc.          Common Stock  73936C10   11,012,500.00    200,000  x           Shared-Other 1        x
BVSN Oct 90 Puts       Puts          11141295        9,375.00        500        x     Shared-Other 1        x
Reynolds Metals        Common Stock  76176310   24,150,000.00    400,000  x           Shared-Other 1        x
Ross Stores            Common Stock  77829610    7,973,525.00    396,200  x           Shared-Other 1        x
Lukoil 'ADR'           Common Stock  67786210      945,803.00     35,000  x           Shared-Other 1        x
Sangstat Medical       Common Stock  80100310    9,031,250.00    425,000  x           Shared-Other 1        x
Saville Sys.           Common Stock  80517410    6,714,337.00    459,100  x           Shared-Other 1        x
Symbol Tech.           Common Stock  87150810    7,165,487.00    213,100  x           Shared-Other 1        x
Stolt Comex Seaway     Common Stock  L8873E10    6,607,631.00    584,100  x           Shared-Other 1        x
Santa Fe Int'l. Corp.  Common Stock  G7805C10   10,781,250.00    500,000  x           Shared-Other 1        x
Santa Fe Snyder Corp.  Common Stock  80218K10    7,042,500.00    782,500  x           Shared-Other 1        x
Schering Plough        Common Stock  80660510    8,725,000.00    200,000  x           Shared-Other 1        x
Spectrian Corp.        Common Stock  84760810   11,057,812.00    525,000  x           Shared-Other 1        x
US SEARCH.com Inc.     Common Stock  90340410    3,193,969.00    325,500  x           Shared-Other 1        x
ARV Assisted Living    Common Stock  00204C10    1,929,250.00    771,700  x           Shared-Other 1        x
Smurfit Stone          Common Stock  83272710    8,650,000.00    400,000  x           Shared-Other 1        x
SYK Oct 60 Puts        Puts          86366710      680,000.00        800        x     Shared-Other 1        x
24-7 Media Inc         Common Stock  90131410    9,245,156.00    244,500  x           Shared-Other 1        x
Teligent Inc           Common Stock  87959Y10    3,726,562.00     75,000  x           Shared-Other 1        x
Tivo                   Common Stock  88870610    1,526,812.00     51,000  x           Shared-Other 1        x
Talbots Inc.           Common Stock  87416110    6,645,031.00    148,700  x           Shared-Other 1        x
Ticketmaster Online    Common Stock  88633P20    9,675,000.00    400,000  x           Shared-Other 1        x
Topps Company Inc.     Common Stock  89078610    5,844,000.00    779,200  x           Shared-Other 1        x

Tosco Corp.            Common Stock  89149030    6,312,500.00    250,000  x           Shared-Other 1        x
Toys R Us              Common Stock  89233510    4,800,000.00    320,000  x           Shared-Other 1        x
Trident Microsystems   Common Stock  89591910    5,321,875.00    655,000  x           Shared-Other 1        x
Total Renal Care       Common Stock  89151A10    2,975,000.00    400,000  x           Shared-Other 1        x
uBID                   Common Stock  90346910    4,615,625.00    175,000  x           Shared-Other 1        x
UnitedGlobal Com 'A'   Class A       91324750    5,229,062.00     72,500  x           Shared-Other 1        x
Union Carbide          Common Stock  90558110   14,203,125.00    250,000  x           Shared-Other 1        x
United Rentals         Common Stock  91136310    4,350,000.00    200,000  x           Shared-Other 1        x
VerticalNet Inc        Common Stock  92532L10    7,619,219.00    201,500  x           Shared-Other 1        x
Visible Genetics Inc.  Common Stock  92829S10    7,511,000.00    406,000  x           Shared-Other 1        x
Seagram Co.            Common Stock  81185010   10,237,500.00    225,000  x           Shared-Other 1        x
Verio Inc              Common Stock  92343310    8,337,175.00    268,400  x           Shared-Other 1        x
Whirlpool              Common Stock  96332010   13,062,500.00    200,000  x           Shared-Other 1        x
Impala Platinum ADR    Common Stock  45255320    9,134,887.00    265,000  x           Shared-Other 1        x
Zi Corp.               Common Stock  98891810    5,875,200.00    734,400  x           Shared-Other 1        x

 Grand Total                                   1,190,117,112
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